Schedule of Stock Option Activity (Details) - USD ($)		2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 29, 2023	Feb. 29, 2024	May 31, 2024	Feb. 29, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, Beginning Balance			85,300
Weighted Average Exercise Price Outstanding, Beginning Balance			$ 60.50
Options, Granted				86,642
Weighted Average Exercise Price, Granted				$ 61.43
Weighted Average Remaining Contractual Life Years, Life, Assumed pursuant to reverse acquisition				2 years 8 months 4 days
Aggregate Intrinsic Value, Granted
Number of Options, Exercised			0	0
Weighted Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Options, Forfeited or cancelled		(1,342)	(5,740)	(1,342)
Weighted Average Exercise Price, Forfeited or cancelled			$ 67.69	$ 120.87
Aggregate Intrinsic Value, Forfeited or cancelled
Options Outstanding, Ending Balance		85,300	79,560	85,300
Weighted Average Exercise Price Outstanding, Ending Balance		$ 60.50	$ 59.84	$ 60.50
Weighted Average Remaining Contractual Life (Yrs.), Outstanding Balance			2 years 3 months 7 days	2 years 6 months 7 days
Aggregate Intrinsic Value, Ending Balance
Options, Expected to vest		3,451	2,572	3,451
Weighted Average Exercise Price, Expected to Vest		$ 33.25	$ 33.82	$ 33.25
Weighted Average Remaining Contractual Life (Yrs.), Expected to Vest			3 years 3 months 18 days	3 years 6 months 14 days
Aggregate Intrinsic Value, Expected to vest
Options, Exercisable		81,849	76,988	81,849
Weighted Average Exercise Price, Exercisable		$ 61.64	$ 60.71	$ 61.64
Weighted Average Remaining Contractual Life (Yrs.), Exercisable			2 years 2 months 23 days	2 years 5 months 23 days
Aggregate Intrinsic Value, Exercisable
Number of Options, Vested, Exercisable and Options Expected to Vest		85,300	79,560	85,300
Weighted Average Exercise Price, Vested, Exercisable and Options Expected to Vest		$ 60.50	$ 59.84	$ 60.50
Weighted Average Remaining Contractual Life (Yrs.), Vested, Exercisable and Options Expected to Vest			2 years 3 months 7 days	2 years 6 months 7 days
Aggregate Intrinsic Value, Vested, Exercisable and Options Expected to Vest
Aggregate Intrinsic Value, Beginning Balance
Options, Assumed pursuant to reverse acquisition				86,642
Weighted Average Exercise Price, Assumed pursuant to reverse acquisition				$ 61.43
Weighted Average Remaining Contractual Life (Yrs.), Assumed pursuant to reverse acquisition				2 years 8 months 4 days
Aggregate Intrinsic Value, Assumed pursuant to reverse acquisition
Options, Exercised			(0)	0
Stock Appreciation Rights [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, Beginning Balance			40,390
Weighted Average Exercise Price Outstanding, Beginning Balance			$ 44.77
Options, Granted				40,390
Weighted Average Exercise Price, Granted				$ 44.77
Aggregate Intrinsic Value, Granted
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Options, Forfeited or cancelled			(167)
Weighted Average Exercise Price, Forfeited or cancelled			$ 37.40
Aggregate Intrinsic Value, Forfeited or cancelled
Options Outstanding, Ending Balance	40,390	40,390	40,223	40,390
Weighted Average Exercise Price Outstanding, Ending Balance		$ 44.77	$ 44.80	$ 44.77
Weighted Average Remaining Contractual Life (Yrs.), Outstanding Balance			2 years 8 months 23 days	2 years 11 months 26 days
Aggregate Intrinsic Value, Ending Balance
Options, Expected to vest		6,886	6,670	6,886
Weighted Average Exercise Price, Expected to Vest		$ 35.25	$ 34.77	$ 35.25
Weighted Average Remaining Contractual Life (Yrs.), Expected to Vest			2 years 11 months 23 days	3 years 2 months 23 days
Aggregate Intrinsic Value, Expected to vest
Options, Exercisable		33,504	33,553	33,504
Weighted Average Exercise Price, Exercisable		$ 46.72	$ 46.79	$ 46.72
Weighted Average Remaining Contractual Life (Yrs.), Exercisable			2 years 8 months 8 days	2 years 11 months 4 days
Aggregate Intrinsic Value, Exercisable
Number of Options, Vested, Exercisable and Options Expected to Vest		40,390	40,223	40,390
Weighted Average Exercise Price, Vested, Exercisable and Options Expected to Vest		$ 44.77	$ 44.80	$ 44.77
Weighted Average Remaining Contractual Life (Yrs.), Vested, Exercisable and Options Expected to Vest			2 years 8 months 23 days	2 years 11 months 26 days
Aggregate Intrinsic Value, Vested, Exercisable and Options Expected to Vest
Aggregate Intrinsic Value, Beginning Balance
Weighted Average Remaining Contractual Life, Assumed pursuant to reverse acquisition				2 years 11 months 26 days
Weighted Average Exercise Price, Forfeited or cancelled
Options, Assumed pursuant to reverse acquisition				40,390
Weighted Average Exercise Price, Assumed pursuant to reverse acquisition				$ 44.77
Weighted Average Remaining Contractual Life (Yrs.), Assumed pursuant to reverse acquisition				2 years 11 months 26 days
Aggregate Intrinsic Value, Assumed pursuant to reverse acquisition
Options, Exercised